Other current liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Taxes payable		$ 168	$ 160
Employee withheld taxes, social security and vacation payment		87	122
Intangible liabilities - unfavorable contracts	[1]	65	116
Accrued interest expense		70	77
Liabilities relating to investment in shares	[2]	0	167
Deferred mobilization revenue		208	178
Derivative financial instruments	[3]	424	372
Accrued expenses		173	292
Construction obligation	[4]	460	428
Other current liabilities		29	22
Total other current liabilities		$ 1,684	$ 1,934

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
[2]	Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company’s share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
[3]	Derivative financial instruments consist of unrealized losses on various types of derivatives.
[4]	The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.